Average Annual Total Returns{- Fidelity® Series Corporate Bond Fund} - 08.31 Fidelity Series Corporate Bond Fund PRO-04 - Fidelity® Series Corporate Bond Fund	Fidelity Series Series Corporate Bond Fund Return Before Taxes Past 1 year	Fidelity Series Series Corporate Bond Fund Return Before Taxes Since Inception		Fidelity Series Series Corporate Bond Fund After Taxes on Distributions Past 1 year	Fidelity Series Series Corporate Bond Fund After Taxes on Distributions Since Inception		Fidelity Series Series Corporate Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Series Corporate Bond Fund After Taxes on Distributions and Sales Since Inception		LB004 Past 1 year	LB004 Since Inception
Total	11.22%	10.26%	[1]	9.44%	8.47%	[1]	6.67%	7.11%	[1]	9.35%	9.52%	[1]

[1]	(a)From August 17, 2018